Condensed Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Non-controlling Interest [Member]	Total
Balance at Jun. 30, 2019	$ 51,827	$ 52,827,145	$ 191,716	$ 11,657,630	$ (3,894,300)	$ 117,486	$ 60,951,504
Balance, shares at Jun. 30, 2019	25,913,631
Net income (loss) for the period				(383,094)	(41,402)		(424,496)
Options granted for services		323,386					323,386
Foreign currency translation gain (loss)					(819,864)	(6,644)	(826,508)
Balance at Dec. 31, 2019	$ 51,827	53,150,531	191,716	11,274,536	(4,714,164)	69,440	60,023,886
Balance, shares at Dec. 31, 2019	25,913,631
Balance at Jun. 30, 2020	$ 51,827	53,221,610	191,716	3,216,071	(5,787,965)	614,669	51,507,928
Balance, shares at Jun. 30, 2020	25,913,631
Net income (loss) for the period				839,248		(89,742)	749,506
Options granted for services		71,079					71,079
Capital contribution made by noncontrolling shareholders						101,913	101,913
Disposition of a subsidiary						(31,413)	(31,413)
Statutory reserve			2,685	(2,685)
Foreign currency translation gain (loss)					4,121,485	49,951	4,171,436
Balance at Dec. 31, 2020	$ 51,827	$ 53,292,689	$ 194,401	$ 4,052,634	$ (1,666,480)	$ 645,378	$ 56,570,449
Balance, shares at Dec. 31, 2020	25,913,631